Analysis of performance by segment - Short-term fluctuations in investment returns (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	£ (1,563)	£ (1,678)	£ (755)
Operating segments
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	(1,583)	(1,474)	(682)
Operating segments | Asia
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	(1)	(225)	(137)
Operating segments | US
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	(1,568)	(1,455)	(424)
Operating segments | UK and Europe
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	(14)	206	(121)
Operations within segments | Jackson (US insurance operations)
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	(1,568)	(1,455)	(424)
Operations within segments | Jackson (US insurance operations) | Net equity hedge result
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	(1,490)	(1,587)	(504)
Fair value movements on equity hedge instruments	(1,871)	(1,786)	(589)
Accounting value movements on the variable and fixed index annuity guarantee liabilities	(99)	(188)	(214)
Fee assessments net of claim payments	480	387	299
Charge for strengthening policyholder utilisation	359
Benefit from modelling refinements	382
Operations within segments | Jackson (US insurance operations) | Other than equity-related derivatives
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	(36)	(126)	29
Operations within segments | Jackson (US insurance operations) | Debt securities
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	(73)	201	1
Operations within segments | Jackson (US insurance operations) | Equity-type securities such as common and preferred stock and portfolio holdings in mutual funds
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	12	35	19
Operations within segments | Jackson (US insurance operations) | Other items
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	19	22	31
Operations within segments | Jackson (US insurance operations) | Amortisation to the income statement, Non-operating profit
Analysis of operating segments
Related credit for amortisation of deferred acquisition costs	462	565	93
Unallocated to a segment (other operations)
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	£ 20	£ (204)	£ (73)